Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets Tables
Schedule of intangible assets

Intangible assets as of December 31, 2017 and 2016 are follows:

	December 31, 2017	December 31, 2016

Routes	$36,503	$38,707
Trademarks	3,938	3,938
Software and webpages	70,927	61,804
Other intangible rights	3,937	435

Subtotal	115,305	104,884
Goodwill	311,274	308,034

Total Intangible Assets	$426,579	$412,918

Schedule of rollforward of intangibles assets

The following is the detail of intangible assets as of December 31, 2017 and 2016:

	Goodwill	Routes	Trade- Marks	Software & Webpages	Others	Total
Cost:
December 31, 2015	$311,181	$52,481	$3,938	$99,034	$5,025	$471,659

Other Acquisitions – Internally developed	—	—	—	21,660	—	21,660
Disposals	—	—	—	—	(221)	(221)

December 31, 2016	$311,181	$52,481	$3,938	$120,694	$4,804	$493,098

Other Acquisitions – Internally developed	3,240	—	—	26,818	3,916	33,974

December 31, 2017	$314,421	$52,481	$3,938	$147,512	$8,720	$527,072

Accumulated Amortization and Impairment Losses:
December 31, 2015	(3,147)	(11,570)	—	(39,554)	(3,622)	(57,893)

Amortization for the year	—	(2,204)	—	(19,336)	(747)	(22,287)

December 31, 2016	$(3,147)	$(13,774)	$—	$(58,890)	$(4,369)	$(80,180)

Amortization for the year	—	(2,204)	—	(17,695)	(414)	(20,313)

December 31, 2017	$(3,147)	$(15,978)	$—	$(76,585)	$(4,783)	$(100,493)

Carrying Amounts:
December 31, 2015	$308,034	$40,911	$3,938	$59,480	$1,403	$413,766

December 31, 2016	$308,034	$38,707	$3,938	$61,804	$435	$412,918

December 31, 2017	$311,274	$36,503	$3,938	$70,927	$3,937	$426,579

14.1	Acquisitions during the period

SAI S.A.S
Consideration Transfered	$5,044
Plus: Non-Controlling Interests	504
Less: Fair Value of identificable net assets acquired	2,308

Goodwill arising on acquisition	$3,240

Schedule of carrying amount of goodwill and intangibles

The carrying amount of goodwill and intangibles allocated to each of the CGUs:

	Aerogal		Grupo Taca Holdings Limited		Tampa Cargo S.A.S.
	2017	2016	2017	2016	2017	2016
Goodwill	$32,979	$32,979	$234,779	$234,779	$40,276	$40,276
Routes	—	15,244	—	—	23,463	23,463
Trademarks	—	—	—	—	3,938	3,938